Risk information - Impact of one percentage point change in market interest rate (Details) - Market risk - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Risk information
Percentage of increase in market interest rate	1.00%	1.00%
Impact from one percentage point increase in market interest rate	kr (227)	kr (115)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	kr 295	kr 353
Percentage of decrease in market interest rate	1.00%	1.00%
Impact from one percentage point decrease in market interest rate	kr 569	kr 187
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(281)	(364)
Foreign currencies
Risk information
Impact from one percentage point increase in market interest rate	(87)	59
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	167	258
Impact from one percentage point decrease in market interest rate	304	(29)
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(157)	(272)
SKR
Risk information
Impact from one percentage point increase in market interest rate	(140)	(174)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	128	95
Impact from one percentage point decrease in market interest rate	265	216
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	kr (124)	kr (92)